UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Credit Opportunities Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 0.4%

	Diversified Consumer Services – 0.2%

180,828	Cengage Learning Holdings II LP, (2)				$1,476,822

10,050,485	Education Management Corporation, (2), (10)				1,005
	Total Diversified Consumer Services				1,477,827

	Media – 0.0%

9,292	Tribune Media Company, (3)				—

	Oil, Gas & Consumable Fuels – 0.2%

14,451	Cobalt International Energy, Inc., (2)				35,695

5,500	Comstock Resources Inc.				38,885

17	Energy and Exploration Partners, Inc., (2)				—

53,128	Linn Energy Incorporated, (2)				1,622,529
	Total Oil, Gas & Consumable Fuels				1,697,109
	Total Common Stocks (cost $7,923,755)				3,174,936

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation	7.500%		N/R	$56
	Total $25 Par (or similar) Retail Preferred (cost $26,272)				56

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 71.9%

	Airlines – 0.3%

$2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	$2,327,108

	Auto Components – 0.4%

3,000	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	3,007,500

	Beverages – 0.5%

3,700	Cott Holdings Incorporated, 144A	5.500%	4/01/25	B–	3,774,000

	Building Products – 0.4%

3,410	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	3,550,663

	Capital Markets – 0.5%

3,700	LPL Holdings Incorporated, 144A	5.750%	9/15/25	B+	3,848,000

	Chemicals – 1.9%

2,500	Alpha 3 BV / Alpha US Bidco, Inc., 144A	6.250%	2/01/25	CCC+	2,571,875

3,500	NOVA Chemicals Corporation, 144A	5.250%	6/01/27	BBB–	3,482,500

NUVEEN	1

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Chemicals (continued)

$2,770	TPC Group Inc., 144A	8.750%	12/15/20	B3	$2,493,000

2,400	Tronox Finance LLC	6.375%	8/15/20	B–	2,406,000

1,900	Valvoline Finco Two LLC, 144A	5.500%	7/15/24	BB	2,009,250

1,700	Venator Finance Sarl / Venator Materials Corp., 144A, (WI/DD)	5.750%	7/15/25	BB–	1,717,000

825	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	867,281
15,595	Total Chemicals				15,546,906

	Commercial Services & Supplies – 2.1%

4,800	Cenveo Corporation, 144A	6.000%	8/01/19	B–	4,056,000

2,700	Covanta Holding Corporation	5.875%	7/01/25	B1	2,619,000

3,750	KAR Auction Services, Inc., 144A	5.125%	6/01/25	B	3,820,313

1,650	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	1,720,125

1,650	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B2	1,662,375

3,000	West Corporation, 144A	5.375%	7/15/22	B+	3,030,000
17,550	Total Commercial Services & Supplies				16,907,813

	Communications Equipment – 2.1%

5,135	Avaya Inc., 144A, (5)	7.000%	4/01/19	N/R	4,120,837

11,050	Avaya Inc., 144A, (5)	10.500%	3/01/21	N/R	1,077,375

1,500	CommScope Inc., 144A	5.000%	6/15/21	BB–	1,533,750

5,050	CommScope Inc., 144A	5.500%	6/15/24	BB–	5,256,747

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	BB–	3,746,925

2,000	Nortel Networks Corp., (5)	0.000%	7/15/11	N/R	1,265,000
28,245	Total Communications Equipment				17,000,634

	Construction & Engineering – 1.1%

1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,097,500

3,000	Great Lakes Dredge & Dock Corporation, 144A	8.000%	5/15/22	B–	3,056,250

2,750	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B–	2,736,250

2,250	Shea Homes LP, 144A	5.875%	4/01/23	BB–	2,316,375
9,000	Total Construction & Engineering				9,206,375

	Construction Materials – 0.4%

2,250	Norbord Inc., 144A	6.250%	4/15/23	Ba1	2,401,875

850	Summit Materials LLC/Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB–	871,250
3,100	Total Construction Materials				3,273,125

	Consumer Finance – 1.3%

2,000	First Data Corporation, 144A	5.375%	8/15/23	BB+	2,090,000

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,668,750

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB+	2,416,811

2,000	Navient Corporation	6.625%	7/26/21	BB	2,152,500

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Consumer Finance (continued)

$850	Provident Funding Associates LP / PFG Finance Corp., 144A	6.375%	6/15/25	B+	$871,250
9,700	Total Consumer Finance				10,199,311

	Containers & Packaging – 3.3%

4,670	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	4,784,835

4,400	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	2/15/25	B	4,620,000

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,213,000

2,000	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	CCC+	2,080,000

1,890	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	1,927,800

5,627	Reynolds Group, 144A	5.125%	7/15/23	B+	5,845,046

2,000	Sealed Air Corporation, 144A	5.125%	12/01/24	BB	2,145,000

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	1,911,875
25,487	Total Containers & Packaging				26,527,556

	Diversified Consumer Services – 0.2%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	1,845,000

	Diversified Financial Services – 1.7%

3,500	ASP AMC Merger Sub., Inc., 144A	8.000%	5/15/25	CCC+	3,316,250

3,150	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	3,236,625

3,825	MSCI Inc., 144A	4.750%	8/01/26	BB+	3,931,335

3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	3,157,875
13,625	Total Diversified Financial Services				13,642,085

	Diversified Telecommunication Services – 4.0%

3,000	CenturyLink Inc.	5.800%	3/15/22	BB+	3,120,000

1,500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	1,541,250

1,350	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB	1,390,500

1,670	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	1,578,150

1,830	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	1,514,325

4,000	IntelSat Jackson Holdings, 144A, (WI/DD)	9.750%	7/15/25	CCC+	3,995,000

19,500	IntelSat Limited	8.125%	6/01/23	CCC–	10,335,000

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,804,687

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,060,000

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,510,465

3,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	3,480,000
41,055	Total Diversified Telecommunication Services				32,329,377

	Electrical Equipment – 0.6%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,363,094

3,500	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	3,658,620
4,825	Total Electrical Equipment				5,021,714

NUVEEN	3

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Energy Equipment & Services – 0.7%

$3,000	Bristow Group, Inc.	6.250%	10/15/22	B–	$1,920,000

3,000	Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC–	2,580,000

350	McDermott International Inc., 144A	8.000%	5/01/21	BB–	352,625

1,300	Nabors Industries Inc., 144A	5.500%	1/15/23	BBB–	1,231,750
7,650	Total Energy Equipment & Services				6,084,375

	Equity Real Estate Investment Trusts – 2.4%

5,600	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	5,827,472

4,775	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	5,215,685

1,250	iStar Inc.	4.875%	7/01/18	BB	1,257,850

4,000	iStar Inc.	5.000%	7/01/19	BB	4,040,000

2,000	Uniti Group Inc./Uniti Fiber Holdings Inc./ CLS Capital LLC, 144A	7.125%	12/15/24	BB–	1,982,500

1,380	Walter Investment Management Corporation	7.875%	12/15/21	Caa3	862,500
19,005	Total Equity Real Estate Investment Trusts				19,186,007

	Food & Staples Retailing – 1.9%

2,695	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	2,782,587

9,625	Rite Aid Corporation, 144A	6.125%	4/01/23	B	9,468,594

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,654,000

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,232,400
15,120	Total Food & Staples Retailing				15,137,581

	Food Products – 0.8%

2,400	B&G Foods Inc.	5.250%	4/01/25	B+	2,448,000

1,800	Pinnacle Foods Finance LLC	5.875%	1/15/24	BB–	1,921,500

1,800	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	1,917,000
6,000	Total Food Products				6,286,500

	Health Care Equipment & Supplies – 1.1%

850	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba3	860,625

1,500	Hill ROM Holdings Inc., 144A	5.000%	2/15/25	BB	1,530,000

3,500	Tenet Healthcare Corporation	5.000%	3/01/19	B–	3,675,385

3,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	3,213,750
8,850	Total Health Care Equipment & Supplies				9,279,760

	Health Care Providers & Services – 2.9%

1,800	Centene Corporation	5.625%	2/15/21	BB+	1,876,500

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	2,052,500

2,000	HCA Inc.	5.875%	3/15/22	BBB–	2,217,500

1,425	HCA Inc.	5.875%	2/15/26	BB	1,539,000

2,250	HCA Inc.	5.250%	6/15/26	BBB–	2,426,625

2,365	HealthSouth Corporation	5.750%	11/01/24	B+	2,425,307

6,150	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	6,180,750

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,750	Molina Healthcare Inc., 144A	4.875%	6/15/25	BB	$1,763,125

2,700	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	2,828,250
22,440	Total Health Care Providers & Services				23,309,557

	Hotels, Restaurants & Leisure – 6.3%

3,750	1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	3,726,337

1,865	Boyd Gaming Corporation	6.375%	4/01/26	B+	2,016,531

1,750	Cedar Fair LP/Canada’s Wonderland Co/ Magnum Management Corp., 144A	5.375%	4/15/27	BB–	1,850,625

940	Hilton Domestic Operating Company Inc., 144A	4.250%	9/01/24	BB+	952,925

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB–	3,674,250

4,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A	6.750%	11/15/21	B+	4,180,000

3,100	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,231,750

875	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	4.750%	6/01/27	BB	893,594

3,775	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	5.625%	5/01/24	BB–	4,114,750

2,000	MGM Resorts International Inc.	6.750%	10/01/20	BB	2,215,800

2,400	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	2,445,000

17,000	Scientific Games International Inc.	6.625%	5/15/21	CCC+	16,915,000

2,450	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	2,612,313

2,750	SugarHouse HSP Gaming Property Finance, 144A	5.875%	5/15/25	B–	2,681,250
50,205	Total Hotels, Restaurants & Leisure				51,510,125

	Household Durables – 0.9%

1,000	Beazer Homes USA, Inc.	8.750%	3/15/22	B3	1,115,000

1,950	KB Home	7.000%	12/15/21	B1	2,184,000

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	4,096,800
6,950	Total Household Durables				7,395,800

	Household Products – 0.2%

1,500	Sprectum Brands Inc.	5.750%	7/15/25	BB	1,608,900

	Independent Power & Renewable Electricity Producers – 0.4%

2,500	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	2,631,250

883	Talen Energy Supply LLC, 144A	4.625%	7/15/19	B–	860,925
3,383	Total Independent Power & Renewable Electricity Producers				3,492,175

	Insurance – 0.3%

2,000	Fidelity & Guaranty Life Holdings Inc.	6.375%	4/01/21	Ba2	2,060,000

	Internet and Direct Marketing Retail – 0.5%

3,400	Netflix Incorporated	5.500%	2/15/22	B+	3,692,162

	Internet Software & Services – 0.2%

1,700	j2 Cloud LLC/Global Inc., 144A	6.000%	7/15/25	BB	1,751,000

NUVEEN	5

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	IT Services – 1.2%

$2,750	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	$2,701,875

1,450	Cardtronics INC / Cardtronics USA, 144A	5.500%	5/01/25	BB+	1,493,500

4,000	CDW LLC Finance	5.500%	12/01/24	BB–	4,326,240

1,400	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,464,750
9,600	Total IT Services				9,986,365

	Leisure Products – 0.1%

500	Party City Holdco Inc., 144A	6.125%	8/15/23	B–	517,500

	Machinery – 0.3%

900	Tennant Company, 144A	5.625%	5/01/25	BB	945,000

1,450	Terex Corporation, 144A	5.625%	2/01/25	BB	1,491,687
2,350	Total Machinery				2,436,687

	Marine – 0.3%

3,020	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	2,385,800

	Media – 8.7%

3,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	3,943,969

625	Cable One Inc., 144A	5.750%	6/15/22	BB	657,031

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB+	2,493,750

2,000	CCO Holdings LLC Finance Corporation, 144A	5.375%	5/01/25	BB+	2,130,000

570	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	609,900

1,500	CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,591,875

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	4,070,000

500	Clear Channel Worldwide	7.625%	3/15/20	B–	492,500

2,000	CSC Holdings Inc., 144A	5.500%	4/15/27	Ba1	2,115,000

2,500	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,687,500

1,500	Dish DBS Corporation	5.000%	3/15/23	Ba3	1,537,500

1,925	Dish DBS Corporation	7.750%	7/01/26	Ba3	2,281,125

1,750	E.W. Scripps Company, 144A	5.125%	5/15/25	BB	1,802,500

1,890	Gray Television Inc., 144A	5.125%	10/15/24	B+	1,908,900

3,480	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	3,636,600

8,000	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	6,000,000

31,009	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	6,667,022

1,000	iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	753,750

3,500	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	2,625,000

1,800	Lamar Media Corporation	5.750%	2/01/26	Ba1	1,939,500

2,125	LIN Television Corporation	5.875%	11/15/22	B+	2,225,938

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	2,969,875

1,890	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	1,913,625

2,500	Post Holdings Inc., 144A	5.500%	3/01/25	B	2,578,125

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$2,000	Quebecor Media Inc.	5.750%	1/15/23	B+	$2,110,000

2,000	Sirius XM Radio Inc., 144A	4.625%	5/15/23	BB	2,057,500

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,860,750

1,600	Videotron Limited, 144A	5.125%	4/15/27	BB	1,644,000

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	795,000

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	2,393,863
95,554	Total Media				70,492,098

	Metals & Mining – 0.1%

1,250	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	1,289,062

	Mortgage Real Estate Investment Trusts – 0.2%

1,875	Starwood Property Trust, 144A	5.000%	12/15/21	BB–	1,950,000

	Oil, Gas & Consumable Fuels – 8.3%

2,650	Alta Mesa Holdings Finance, 144A	7.875%	12/15/24	B–	2,669,875

4,545	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,874,712

1,890	Callon Petroleum Company	6.125%	10/01/24	B+	1,923,075

1,000	Cheniere Corpus Christi Holdings, LLC, 144A	5.125%	6/30/27	BB–	1,025,000

3,613	Cobalt International Energy, Inc., 144A	10.750%	12/01/21	N/R	3,414,285

4,225	Cobalt International Energy, Inc., 144A	7.750%	12/01/23	N/R	2,540,281

2,000	Comstock Resources Inc.	10.000%	3/15/20	B3	1,995,000

2,770	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,551,200

3,760	Diamondback Energy Inc., 144A	4.750%	11/01/24	BB–	3,741,200

3,000	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	2,366,250

5,600	FTS International Inc., 144A	8.463%	6/15/20	B	5,614,000

2,000	FTS International Inc.	6.250%	5/01/22	CCC	1,620,000

2,145	Halcon Resources Corporation., 144A	12.000%	2/15/22	B+	2,423,850

1,900	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	1,976,000

3,400	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	3,094,000

2,350	Murphy Oil Corporation	6.875%	8/15/24	BBB–	2,455,750

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	B+	992,500

1,890	Oasis Petroleum Inc.	6.500%	11/01/21	B+	1,833,300

2,685	Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,604,450

1,500	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B+	1,575,000

750	Parsley Energy LLC Finance Corporation, 144A	5.250%	8/15/25	B+	748,125

1,890	PDC Energy, Inc., 144A	6.125%	9/15/24	B+	1,918,350

4,000	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	Ba3	3,970,000

1,000	PetroBakken Energy Limited, 144A, (5)	8.625%	2/01/20	N/R	2,500

700	Rex Energy Corporation	8.000%	10/01/20	N/R	381,500

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	6,400,000

NUVEEN	7

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$950	SM Energy Company	6.750%	9/15/26	B+	$906,946

3,160	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	3,140,250

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	1,880,000
76,373	Total Oil, Gas & Consumable Fuels				67,637,399

	Paper & Forest Products – 0.1%

950	Louisiana Pacific Corporation	4.875%	9/15/24	BB	970,187

	Pharmaceuticals – 1.2%

4,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	B–	4,250,000

2,170	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B–	2,134,738

3,430	VP Escrow Corporation, 144A	6.375%	10/15/20	B–	3,322,812
9,600	Total Pharmaceuticals				9,707,550

	Professional Services – 0.9%

2,250	IHS Markit Limited, 144A	5.000%	11/01/22	BBB	2,428,583

4,975	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,161,563
7,225	Total Professional Services				7,590,146

	Real Estate Management & Development – 0.3%

2,700	Howard Hughes Corporation, 144A	5.375%	3/15/25	Ba3	2,760,750

	Semiconductors & Semiconductor Equipment – 1.2%

2,756	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,059,160

6,575	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	6,961,281
9,331	Total Semiconductors & Semiconductor Equipment				10,020,441

	Software – 4.0%

2,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC+	1,880,000

15,740	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	16,295,937

4,070	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	4,075,088

6,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A, PIK	7.125%	5/01/21	CCC	6,746,500

1,700	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	1,810,857

1,600	Symantec Corporation, 144A	5.000%	4/15/25	Baa3	1,674,496
31,660	Total Software				32,482,878

	Specialty Retail – 0.1%

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	Caa3	1,515,000

	Technology Hardware, Storage & Peripherals – 1.0%

3,200	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	3,472,109

4,100	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	4,504,875
7,300	Total Technology Hardware, Storage & Peripherals				7,976,984

	Textiles, Apparel & Luxury Goods – 0.0%

2,225	Gymboree Corporation, Term Loan, (5)	9.125%	12/01/18	N/R	33,375

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Trading Companies & Distributors – 0.5%

$1,425	BMC East LLC, 144A	5.500%	10/01/24	BB–	$1,489,125

2,000	HD Supply Inc., 144A	5.250%	12/15/21	BB	2,098,750

860	HD Supply Inc., 144A	5.750%	4/15/24	B+	913,750
4,285	Total Trading Companies & Distributors				4,501,625

	Transportation Infrastructure – 1.0%

8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B–	8,323,500

	Wireless Telecommunication Services – 3.0%

2,000	Altice Financing SA, 144A	6.625%	2/15/23	BB–	2,121,880

5,600	Sprint Communications Inc.	7.000%	8/15/20	B+	6,160,000

5,550	Sprint Corporation	7.875%	9/15/23	B+	6,382,500

2,259	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	2,250,528

391	Syniverse Holdings Inc.	9.125%	1/15/19	CCC+	379,270

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,703,700

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	960,750

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	2,301,750
22,400	Total Wireless Telecommunication Services				24,260,378
$634,843	Total Corporate Bonds (cost $622,761,469)				585,638,834

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (7)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 23.9% (6)

	Aerospace & Defense – 0.8%

$1,225	Sequa Corporation, Term Loan, Second Lien	10.172%	4/26/22	CCC	$1,252,074

5,556	Sequa Corporation, Term Loan, First Lien	6.672%	11/28/21	B–	5,598,104
6,781	Total Aerospace & Defense				6,850,178

	Automobiles – 0.5%

4,000	Formula One Group, Term Loan B	4.504%	2/01/24	B	4,007,500

	Building Products – 0.5%

3,990	Quikrete Holdings, Inc., Initial Term Loan, First Lien	3.976%	11/15/23	BB–	3,985,606

	Chemicals – 1.4%

1,995	OM Group, Inc., Term Loan B, First Lien	6.296%	2/21/24	B	2,023,678

2,993	Platform Specialty Products Corporation, Tranche B6, Term Loan	4.226%	6/07/23	BB–	3,001,478

5,985	Univar, Inc., Term Loan B	3.976%	7/01/22	BB	5,998,518
10,973	Total Chemicals				11,023,674

	Commercial Services & Supplies – 1.3%

839	Education Management LLC, Tranche A, Term Loan, (5)	5.655%	7/02/20	N/R	393,395

1,595	Education Management LLC, Tranche B, Term Loan, (5)	8.655%	7/02/20	N/R	33,887

4,704	Skillsoft Corporation, Initial Term Loan, First Lien	5.976%	4/28/21	B–	4,457,457

NUVEEN	9

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (7)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$3,599	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	$3,581,897

1,958	Protection One, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	BB–	1,957,828
12,695	Total Commercial Services & Supplies				10,424,464

	Communications Equipment – 0.9%

624	Avaya, Inc., Term Loan B7, (5)	6.460%	5/29/20	N/R	501,185

1,512	Avaya, Inc., DIP Term Loan	8.680%	1/24/18	Baa3	1,564,269

6,287	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	5,025,521
8,423	Total Communications Equipment				7,090,975

	Containers & Packaging – 0.7%

5,985	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.226%	2/05/23	B+	5,999,267

	Diversified Consumer Services – 0.8%

2,758	Cengage Learning Acquisitions, Inc., Term Loan B	5.339%	6/07/23	B+	2,613,407

3,990	Laureate Education, Inc., New Term Loan	5.726%	4/20/24	B	4,017,431
6,748	Total Diversified Consumer Services				6,630,838

	Diversified Financial Services – 0.7%

4,336	Freedom Mortgage Corporation, Initial Term Loan, (DD1)	6.862%	2/23/22	BB–	4,392,535

1,659	Veritas US, Inc., Term Loan B1	5.796%	1/27/23	B+	1,663,748
5,995	Total Diversified Financial Services				6,056,283

	Diversified Telecommunication Services – 1.1%

5,000	CenturyLink, Inc., Term Loan B	1.375%	1/31/25	BBB–	4,950,350

3,990	Greeneden U.S. Holdings II LLC, Term Loan B	5.025%	12/01/23	B2	3,989,975
8,990	Total Diversified Telecommunication Services				8,940,325

	Electric Utilities – 0.2%

265	Vistra Operations Co., Term Loan C	3.795%	8/04/23	Ba2	262,659

1,155	Vistra Operations Co., Term Loan B	3.976%	8/04/23	BB+	1,145,902
1,420	Total Electric Utilities				1,408,561

	Energy Equipment & Services – 0.0%

107	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	0.000%	3/31/21	CCC–	69,725

	Equity Real Estate Investment Trusts – 1.0%

4,783	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.226%	10/24/22	BB–	4,798,373

3,491	Realogy Group LLC, Term Loan B, (WI/DD)	TBD	TBD	BB+	3,507,235
8,274	Total Equity Real Estate Investment Trusts				8,305,608

	Food & Staples Retailing – 0.1%

516	Supervalu, Inc., Term Loan B	4.726%	6/02/24	BB–	501,141

309	Supervalu, Inc., Delayed Draw, Term Loan B	4.726%	6/02/24	BB–	300,684
825	Total Food & Staples Retailing				801,825

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (7)	Ratings (4)	Value

	Food Products – 0.9%

$6,942	US Foods, Inc., New Term Loan B	3.980%	6/27/23	BB	$6,980,608

	Health Care Equipment & Supplies – 0.8%

4,350	Onex Carestream Finance LP, Term Loan, First Lien	5.270%	6/07/19	B+	4,332,238

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.796%	12/09/19	B–	1,911,244
6,295	Total Health Care Equipment & Supplies				6,243,482

	Hotels, Restaurants & Leisure – 1.3%

3,990	Burger King Corporation, Term Loan B3	3.500%	2/16/24	Ba3	3,983,755

6,967	Boyd Gaming Corporation, Refinancing Term Loan B	3.688%	9/15/23	BB	6,998,433
10,957	Total Hotels, Restaurants & Leisure				10,982,188

	Insurance – 0.2%

1,995	Acrisure LLC, Term Loan, First Lien	6.300%	11/22/23	B	2,017,853

	Internet Software & Services – 0.5%

4,000	Ancestry.com Inc., Term Loan, First Lien	4.340%	10/19/23	B1	4,025,820

	IT Services – 0.7%

2,500	Tempo Acquisition LLC, Term Loan B	4.060%	5/01/24	B1	2,508,788

2,970	WEX, Inc., Term Loan B	3.976%	7/01/23	BB–	2,997,360
5,470	Total IT Services				5,506,148

	Life Sciences Tools & Services – 0.4%

3,126	Inventiv Health, Inc., Term Loan B	3.482%	6/27/24	BB+	3,134,757

	Media – 1.0%

493	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.796%	7/25/22	CCC+	474,855

2,993	Affinion Group Holdings, Inc., Term Loan, First Lien	8.935%	5/10/22	B2	3,035,143

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.976%	4/11/22	Caa1	648,750

2,612	Cumulus Media, Inc., Term Loan B	4.480%	12/23/20	Caa1	2,120,748

1,995	Getty Images, Inc., Term Loan B, First Lien	4.796%	10/18/19	B3	1,843,933
9,093	Total Media				8,123,429

	Oil, Gas & Consumable Fuels – 1.1%

37	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	13,819

1,263	Fieldwood Energy LLC, Term Loan, First Lien	8.296%	8/31/20	B2	1,191,543

1,015	Fieldwood Energy LLC, Term Loan, Second Lien	8.421%	9/30/20	CCC–	571,025

4,323	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.421%	9/30/20	B–	3,458,462

2,465	Harvey Gulf International Marine, Inc., Term Loan B	5.750%	6/18/20	CCC–	1,114,101

3,925	Seadrill Partners LLC, Initial Term Loan	4.296%	2/21/21	CCC+	2,519,842
13,028	Total Oil, Gas & Consumable Fuels				8,868,792

	Real Estate Management & Development – 0.4%

3,000	Capital Automotive LP, Term Loan, First Lien	4.220%	3/25/24	B1	3,026,625

NUVEEN	11

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (7)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 0.1%

$1,324	On Semiconductor Corp., New Term Loan B	3.476%	3/31/23	Ba1	$1,326,886

	Software – 3.7%

4,750	Misys, New Term Loan, First Lien	4.736%	6/13/24	B	4,756,200

2,970	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	2,962,518

3,000	Compuware Corporation, Term Loan B2, First Lien	5.550%	12/15/21	B	3,026,250

2,993	Kronos Incorporated, Term Loan, First Lien	4.680%	11/01/23	B	3,016,395

619	Micro Focus International PLC, New Term Loan	3.964%	6/21/24	BB–	620,953

4,181	Micro Focus International PLC, Term Loan B	4.030%	4/21/24	BB–	4,193,447

4,000	Ellucian, Term Loan B, First Lien	4.546%	9/30/22	B	3,995,000

7,128	Tibco Software, Inc., Term Loan B	5.730%	12/04/20	B1	7,176,588
29,641	Total Software				29,747,351

	Specialty Retail – 0.2%

1,551	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	1,405,527

	Technology Hardware, Storage & Peripherals – 1.3%

6,086	Dell International LLC, New Term Loan B	3.730%	9/07/23	BBB–	6,115,075

1,237	Diebold, Inc., Term Loan B	3.875%	11/06/23	Ba2	1,245,002

2,992	Conduent, Inc., Term Loan B	5.226%	12/07/23	BB+	3,034,570
10,315	Total Technology Hardware, Storage & Peripherals				10,394,647

	Textiles, Apparel & Luxury Goods – 0.1%

117	Gymboree Corporation, DIP Term Loan, (8)	7.520%	12/12/17	N/R	117,033

2,571	Gymboree Corporation, Term Loan, (5)	5.000%	2/23/18	N/R	920,253
2,688	Total Textiles, Apparel & Luxury Goods				1,037,286

	Transportation Infrastructure – 0.3%

120	Ceva Group PLC, Canadian Term Loan	6.672%	3/19/21	B–	112,048

958	Ceva Group PLC, US Term Loan	6.672%	3/19/21	B–	896,383

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B–	636,965

695	Ceva Group PLC, Dutch B.V., Term Loan	6.672%	3/19/21	B–	649,878
2,454	Total Transportation Infrastructure				2,295,274

	Wireless Telecommunication Services – 0.9%

1,996	Sprint Corporation, Term Loan, First Lien	3.750%	2/02/24	Ba2	1,997,703

783	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	734,430

5,186	Syniverse Technologies, Inc., Tranche B, Term Loan	4.296%	4/23/19	B	4,862,549
7,965	Total Wireless Telecommunication Services				7,594,682
$205,050	Total Variable Rate Senior Loan Interests (cost $202,915,440)				194,306,184
	Total Long-Term Investments (cost $833,626,936)				783,120,010

12	NUVEEN

Shares	Description (1), (9)	Value

	SHORT-TERM INVESTMENTS – 5.7%

	INVESTMENT COMPANIES – 5.7%

46,367,953	BlackRock Liquidity Funds T-Fund Portfolio	$46,367,953
	Total Short-Term Investments (cost $46,367,953)	46,367,953
	Total Investments (cost $879,994,889) – 101.9%	829,487,963
	Other Assets Less Liabilities – (1.9)%	(15,824,981)
	Net Assets – 100%	$813,662,982

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$3,173,931	$1,005	$—	*	$3,174,936
$25 Par (or similar) Retail Preferred	—	56	—		56
Corporate Bonds	—	585,638,834	—		585,638,834
Variable Rate Senior Loan Interests	—	194,306,184	—		194,306,184
Short-Term Investments:
Investment Companies	46,367,953	—	—		46,367,953
Total	$49,541,884	$779,946,079	$—		$829,487,963
*	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $883,963,923.

NUVEEN	13

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$20,358,505
Depreciation	(74,834,465)
Net unrealized appreciation (depreciation) of investments	$(54,475,960)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

14	NUVEEN

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 95.8%

	COMMON STOCKS – 0.3%

	Diversified Consumer Services – 0.0%

90,494	Cengage Learning Holdings II LP, (2)				$739,065

3,472,418	Education Management Corporation, (2), (8)				347
	Total Diversified Consumer Services				739,412

	Energy Equipment & Services – 0.3%

195,720	C&J Energy Services Inc., (2)				6,707,324

2,052	Vantage Drill International, (2), (8)				350,892
	Total Energy Equipment & Services				7,058,216

	Health Care Providers & Services – 0.0%

65,945	Millennium Health LLC, (2)				98,918

	Oil, Gas & Consumable Fuels – 0.0%

110	Energy and Exploration Partners, Inc., (2), (8)				—

64	Southcross Holdings Borrower LP, (2)				36,640
	Total Oil, Gas & Consumable Fuels				36,640
	Total Common Stocks (cost $13,637,194)				7,933,186

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation	7.500%		N/R	$19
	Total $25 Par (or similar) Retail Preferred (cost $9,362)				19

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 16.5%

	Banks – 0.3%

$7,557	JPMorgan Chase & Company, (WI/DD)	1.882%	6/01/21	A+	$7,575,817

	Communications Equipment – 0.0%

160	Avaya Inc., 144A, (6)	7.000%	4/01/19	N/R	128,400

3,950	Avaya Inc., 144A, (6)	10.500%	3/01/21	N/R	385,125
4,110	Total Communications Equipment				513,525

	Containers & Packaging – 0.5%

12,500	Reynolds Group	5.750%	10/15/20	B+	12,791,750

	Diversified Telecommunication Services – 2.0%

2,677	Intelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	2,415,993

6,230	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	5,155,325

NUVEEN	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Telecommunication Services (continued)

$485	IntelSat Limited	6.750%	6/01/18	CCC–	$458,325

7,691	IntelSat Limited	7.750%	6/01/21	CCC–	4,230,050

7,410	IntelSat Limited	8.125%	6/01/23	CCC–	3,927,300

14,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	14,420,000

15,295	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	17,742,200
53,788	Total Diversified Telecommunication Services				48,349,193

	Equity Real Estate Investment Trusts – 0.5%

11,905	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	12,476,440

	Food & Staples Retailing – 0.3%

6,000	Rite Aid Corporation	9.250%	3/15/20	B	6,202,500

	Health Care Equipment & Supplies – 0.6%

13,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	14,461,875

	Health Care Providers & Services – 2.0%

31,500	HCA Inc.	6.500%	2/15/20	BBB–	34,374,375

13,000	HCA Inc.	5.875%	3/15/22	BBB–	14,413,750
44,500	Total Health Care Providers & Services				48,788,125

	Hotels, Restaurants & Leisure – 1.7%

17,130	MGM Resorts International Inc.	6.750%	10/01/20	BB	18,978,327

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,521,250

11,000	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	11,715,000

6,950	Scientific Games International Inc.	10.000%	12/01/22	B–	7,618,938
38,080	Total Hotels, Restaurants & Leisure				41,833,515

	Household Durables – 0.6%

5,500	Lennar Corporation	4.125%	12/01/18	Ba1	5,623,750

5,000	Lennar Corporation	4.500%	6/15/19	Ba1	5,168,750

2,000	Lennar Corporation	4.500%	11/15/19	Ba1	2,075,000
12,500	Total Household Durables				12,867,500

	Media – 1.8%

6,007	Cablevision Systems Corporation	8.625%	9/15/17	B–	6,082,087

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,042,500

3,600	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B	3,672,000

200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	206,659

9,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	9,393,750

6,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	6,935,305

2,675	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,889,000

7,091	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,566,435

20,354	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	4,376,068

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media (continued)

$5,250	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	$3,937,500
61,677	Total Media				44,101,304

	Oil, Gas & Consumable Fuels – 0.2%

2,385	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,508,512

2,000	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,120,000

2,400	FTS International Inc., 144A	8.463%	6/15/20	B	2,406,000
6,785	Total Oil, Gas & Consumable Fuels				5,034,512

	Professional Services – 0.2%

5,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	5,187,500

	Semiconductors & Semiconductor Equipment – 0.1%

771	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	855,810

1,860	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,969,275
2,631	Total Semiconductors & Semiconductor Equipment				2,825,085

	Software – 1.4%

10,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	11,025,000

15,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	15,529,800

1,500	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,501,875

6,150	Infor Us Inc., 144A	5.750%	8/15/20	BB	6,349,875
32,650	Total Software				34,406,550

	Technology Hardware, Storage & Peripherals – 1.2%

2,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	2,095,000

7,340	EMC Corporation	2.650%	6/01/20	Ba2	7,201,685

16,650	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	18,294,188
25,990	Total Technology Hardware, Storage & Peripherals				27,590,873

	Trading Companies & Distributors – 0.6%

13,000	HD Supply Inc., 144A	5.250%	12/15/21	BB	13,641,875

	Wireless Telecommunication Services – 2.5%

7,500	Sprint Capital Corporation	6.900%	5/01/19	B+	8,023,050

4,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	4,341,240

15,000	Sprint Communications Inc.	8.375%	8/15/17	B+	15,112,500

23,695	Sprint Communications Inc.	7.000%	8/15/20	B+	26,064,500

2,000	Sprint Corporation	7.250%	9/15/21	B+	2,222,500

1,000	Sprint Corporation	7.875%	9/15/23	B+	1,150,000

2,000	T-Mobile USA Inc.	6.000%	3/01/23	BB	2,116,860

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,322,750

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	293,562
56,720	Total Wireless Telecommunication Services				60,646,962
$408,893	Total Corporate Bonds (cost $413,389,569)				399,294,901

NUVEEN	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 79.0% (4)

	Aerospace & Defense – 1.7%

$4,232	DigitalGlobe, Inc., Term Loan B	3.976%	1/15/24	BB+	$4,238,046

3,734	Leidos Holdings, Inc., Term Loan B	3.500%	8/16/23	BBB–	3,759,574

4,282	Sequa Corporation, Term Loan, Second Lien	10.172%	4/26/22	CCC	4,378,191

14,436	Sequa Corporation, Term Loan, First Lien, (DD1)	6.672%	11/28/21	B–	14,544,216

13,772	Transdigm, Inc., Tranche D, Term Loan	4.290%	6/04/21	Ba2	13,781,308
40,456	Total Aerospace & Defense				40,701,335

	Air Freight & Logistics – 0.4%

1,169	Americold Realty Operating Partnership, Term Loan B	4.976%	12/01/22	BB	1,187,702

1,774	PAE Holding Corporation, Term Loan B, (DD1)	6.726%	10/20/22	B+	1,788,663

6,266	XPO Logistics, Inc., Refinanced Term Loan	3.405%	11/01/21	Ba1	6,290,174
9,209	Total Air Freight & Logistics				9,266,539

	Airlines – 1.7%

13,177	American Airlines, Inc., Replacement Term Loan	3.220%	6/27/20	BB+	13,182,752

3,000	American Airlines, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	3,000,825

3,465	American Airlines, Inc., Term Loan B	3.724%	4/28/23	BB+	3,471,982

18,576	American Airlines, Inc., Term Loan B, (DD1)	3.659%	12/14/23	BB+	18,612,438

1,995	United Air Lines, Inc., Term Loan B	3.422%	4/01/24	Baa3	2,005,723
40,213	Total Airlines				40,273,720

	Auto Components – 0.1%

2,283	American Tire Distributors, Inc., Term Loan, First Lien	5.476%	9/01/21	B–	2,297,546

	Automobiles – 0.9%

5,037	Chrysler Group LLC, Term Loan	3.160%	12/31/18	BBB–	5,085,648

16,052	Formula One Group, Term Loan B	4.504%	2/01/24	B	16,082,527

780	Formula One Group, Term Loan, Second Lien	8.004%	7/29/22	CCC+	786,895
21,869	Total Automobiles				21,955,070

	Building Products – 1.1%

25,864	Quikrete Holdings, Inc., Initial Term Loan, First Lien, (DD1)	3.976%	11/15/23	BB–	25,835,909

	Capital Markets – 0.8%

1,677	Helix Generation, Term Loan B, (DD1)	4.960%	3/10/24	BB	1,689,149

5,736	LPL Holdings, Inc., Term Loan B	3.825%	2/28/24	Ba2	5,758,940

13,000	RPI Finance Trust, Term Loan B6	3.296%	3/27/23	Baa2	13,062,985
20,413	Total Capital Markets				20,511,074

	Chemicals – 1.4%

655	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.976%	4/01/24	Ba2	657,464

613	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.976%	3/31/22	Ba2	615,049

5,339	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	5,398,739

1,736	OM Group, Inc., Term Loan B, First Lien	6.296%	2/21/24	B	1,761,209

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Chemicals (continued)

$691	Platform Specialty Products Corporation, Tranche B6, Term Loan, (DD1)	4.226%	6/07/23	BB–	$693,124

2,233	PQ Corporation, First Amendment, Tranche B1, Term Loan	5.476%	11/04/22	B+	2,259,941

23,582	Univar, Inc., Term Loan B, (DD1)	3.976%	7/01/22	BB	23,635,368
34,849	Total Chemicals				35,020,894

	Commercial Services & Supplies – 1.6%

755	Acosta, Inc., Term Loan B	4.476%	9/26/21	B	680,396

3,791	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.939%	11/10/23	BB	3,809,041

290	Education Management LLC, Tranche A, Term Loan, (6)	5.655%	7/02/20	N/R	135,921

551	Education Management LLC, Tranche B, Term Loan, (6)	8.655%	7/02/20	N/R	11,708

417	iQor US, Inc., Term Loan, Second Lien	9.898%	4/01/22	CCC+	400,694

6,493	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	6,463,017

1,756	KAR Auction Services, Inc., Term Loan B5	3.813%	3/09/23	Ba2	1,770,712

4,573	Monitronics International, Inc., Term Loan B2, First Lien	6.796%	9/30/22	B2	4,622,049

6,744	Protection One, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	BB–	6,752,522

8,424	Skillsoft Corporation, Initial Term Loan, First Lien	5.976%	4/28/21	B–	7,983,582

2,945	Waste Industries USA, Inc., Term Loan B, First Lien	4.046%	2/27/20	BB–	2,963,963

2,978	West Corporation, Refinanced Term Loan B12	3.751%	6/17/23	BB–	2,982,497
39,717	Total Commercial Services & Supplies				38,576,102

	Communications Equipment – 1.8%

5,539	Avaya, Inc., DIP Term Loan, (DD1)	8.680%	1/24/18	Baa3	5,729,205

5,498	Avaya, Inc., Term Loan B3, (DD1), (6)	6.460%	10/26/17	N/R	4,394,921

7,405	Avaya, Inc., Term Loan B6	6.500%	3/31/18	N/R	5,923,038

12,960	Avaya, Inc., Term Loan B7, (DD1), (6)	6.460%	5/29/20	N/R	10,404,038

5,735	Colorado Buyer, Inc., Term Loan, First Lien	4.170%	5/01/24	Ba3	5,749,632

2,573	Colorado Buyer, Inc., Term Loan, Second Lien	8.420%	5/01/25	B3	2,595,841

4,089	CommScope, Inc., Term Loan B	3.296%	12/29/22	Baa3	4,110,387

4,235	Riverbed Technology, Inc., Term Loan B, First Lien	4.480%	4/24/22	B+	4,180,406
48,034	Total Communications Equipment				43,087,468

	Construction & Engineering – 0.1%

2,993	Pike Corp., Initial Term Loan, First Lien	4.980%	3/08/24	B1	3,035,517

	Consumer Finance – 2.9%

2,210	First Data Corporation, New Dollar Term Loan, (WI/DD)	TBD	TBD	BB	2,208,372

2,919	First Data Corporation, Term Loan A	3.216%	6/02/20	BB	2,922,478

46,670	First Data Corporation, Term Loan B	3.716%	4/26/24	BB	46,719,478

19,652	First Data Corporation, Term Loan, First Lien	3.466%	7/10/22	B+	19,640,892
71,451	Total Consumer Finance				71,491,220

	Containers & Packaging – 1.6%

2,241	Berry Plastics Holding Corporation, Term Loan I, (DD1)	3.680%	10/01/22	BB	2,246,175

NUVEEN	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Containers & Packaging (continued)

$3,741	Berry Plastics Holding Corporation, Term Loan J	3.617%	1/19/24	BB	$3,745,039

31,543	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.230%	2/05/23	B+	31,618,731
37,525	Total Containers & Packaging				37,609,945

	Distributors – 0.3%

7,250	Atotech, Initial Term Loan B1	4.296%	1/31/24	B+	7,276,064

	Diversified Consumer Services – 1.3%

14,384	Cengage Learning Acquisitions, Inc., Term Loan B	5.339%	6/07/23	B+	13,628,928

8,509	Hilton Hotels Corporation, Term Loan B2	3.216%	10/25/23	BBB–	8,543,760

4,980	Houghton Mifflin, Term Loan B, First Lien	4.226%	5/28/21	B+	4,741,684

5,486	Laureate Education, Inc., New Term Loan	5.726%	4/20/24	B	5,523,968
33,359	Total Diversified Consumer Services				32,438,340

	Diversified Financial Services – 1.4%

2,724	Altisource Solutions S.A R.L., Term Loan B	4.726%	12/09/20	BB–	2,370,311

7,535	Fly Funding II S.a r.l., Term Loan B	3.290%	2/09/23	BB+	7,557,244

2,479	Freedom Mortgage Corporation, Initial Term Loan, (DD1)	6.862%	2/23/22	BB–	2,516,557

5,518	MGM Growth Properties, Term Loan B	3.476%	4/25/23	BB+	5,534,253

3,413	Ocwen Financial Corporation, Term Loan B, First Lien	6.076%	12/05/20	B+	3,391,888

718	Veritas US, Inc., Initial Dollar Term Loan B1, (WI/DD)	TBD	TBD	B+	720,536

11,726	Veritas US, Inc., Term Loan B1	5.796%	1/27/23	B+	11,762,818
34,113	Total Diversified Financial Services				33,853,607

	Diversified Telecommunication Services – 5.5%

26,000	CenturyLink, Inc., Term Loan B, (DD1)	1.375%	1/31/25	BBB–	25,741,820

2,261	Cincinnati Bell, Inc., Tranche B, Term Loan	4.050%	9/10/20	BB–	2,282,553

1,491	DTI Holdings, Inc., Term Loan B, First Lien	6.422%	10/02/23	B	1,459,555

10,000	Frontier Communications Corporation, Term Loan B	4.910%	1/14/20	BB	9,872,700

8,765	Greeneden U.S. Holdings II LLC, Term Loan B	5.025%	12/01/23	B2	8,764,728

53,214	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.000%	6/30/19	B1	52,839,438

13,300	Level 3 Financing, Inc., Tranche B, Term Loan	3.466%	2/22/24	BBB–	13,345,752

3,065	Presidio, Inc., Term Loan, First Lien	4.398%	2/02/22	B+	3,081,594

672	WideOpenWest Finance LLC, Term Loan B	4.476%	8/18/23	B	671,767

2,986	Windstream Corporation, Term Loan B6	5.210%	3/29/21	BB	2,984,964

12,023	Ziggo B.V., Term Loan E	3.659%	4/15/25	BB–	11,999,407
133,777	Total Diversified Telecommunication Services				133,044,278

	Electric Utilities – 0.9%

1,408	EFS Cogen Holdings LLC, Term Loan B	4.800%	6/28/23	BB	1,415,806

5,684	Energy Future Intermediate Holding Company, DIP Term Loan, (WI/DD)	TBD	TBD	BB	5,704,842

4,232	Vistra Operations Co., Incremental Term Loan	4.470%	12/14/23	BB+	4,236,903

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Electric Utilities (continued)

$9,080	Vistra Operations Co., Term Loan B	3.976%	8/04/23	BB+	$9,012,129

2,081	Vistra Operations Co., Term Loan C	3.795%	8/04/23	Ba2	2,065,726
22,485	Total Electric Utilities				22,435,406

	Electrical Equipment – 0.1%

1,615	MTS Systems, Term Loan B	4.480%	7/01/23	BB–	1,631,459

	Electronic Equipment, Instruments & Components – 0.2%

3,702	TTM Technologies, Inc., New Term Loan	5.476%	5/31/21	BB–	3,739,459

	Energy Equipment & Services – 0.1%

3,108	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (6)	6.063%	3/31/21	CCC–	2,016,120

648	Dynamic Energy Services International LLC, Term Loan	14.679%	3/06/18	N/R	239,706
3,756	Total Energy Equipment & Services				2,255,826

	Equity Real Estate Investment Trusts – 1.2%

6,328	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.226%	10/24/22	BB–	6,347,547

10,000	GLP Capital, Term Loan A1	2.839%	4/28/21	BB+	9,918,750

1,396	Realogy Group LLC, Term Loan B, (DD1)	3.476%	7/20/22	BB+	1,402,852

12,709	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.976%	12/18/20	Caa1	11,573,226
30,433	Total Equity Real Estate Investment Trusts				29,242,375

	Food & Staples Retailing – 2.6%

31,687	Albertson’s LLC, Term Loan B4	3.976%	8/25/21	BB	31,336,689

2,763	Albertson’s LLC, Term Loan B4, (WI/DD)	TBD	TBD	BB	2,732,708

3,000	Albertson’s LLC, Term Loan B5	4.293%	12/21/22	BB	2,971,245

6,070	Albertson’s LLC, Term Loan B6, (DD1)	4.251%	6/22/23	BB	6,011,135

1,026	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.968%	2/03/24	B–	996,845

1,935	Del Monte Foods Company, Term Loan, First Lien	4.440%	2/18/21	CCC+	1,576,057

5,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.980%	8/21/20	BB–	5,559,593

5,350	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.105%	6/21/21	BB–	5,380,094

3,983	Save-A-Lot, Term Loan B	7.226%	12/05/23	B	3,938,307

965	Supervalu, Inc., Term Loan B	4.726%	6/02/24	BB–	937,877

579	Supervalu, Inc., Delayed Draw, Term Loan B	4.726%	6/02/24	BB–	562,726
62,858	Total Food & Staples Retailing				62,003,276

	Food Products – 2.2%

5,364	Chobani LLC, Term Loan B, First Lien	5.476%	10/09/23	B1	5,411,281

3,422	Hearthside Group Holdings LLC, Term Loan B	4.226%	6/02/21	B1	3,442,382

8,762	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	3/03/21	BBB–	8,767,050

6,045	Jacobs Douwe Egberts, Term Loan B	3.438%	7/02/22	BB	6,085,057

3,426	Pinnacle Foods Finance LLC, Term Loan B	3.076%	2/02/24	BB+	3,442,092

26,870	US Foods, Inc., New Term Loan B	3.980%	6/27/23	BB	27,017,362
53,889	Total Food Products				54,165,224

NUVEEN	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Health Care Equipment & Supplies – 0.9%

$3,336	Acelity, Term Loan B	4.546%	2/02/24	B1	$3,327,426

746	Alere, Inc., Term Loan B	4.480%	6/20/22	BB–	748,570

10,715	Onex Carestream Finance LP, Term Loan, First Lien	5.270%	6/07/19	B+	10,670,391

2,695	Onex Carestream Finance LP, Term Loan, Second Lien	9.796%	12/09/19	B–	2,648,119

1,813	ConvaTec, Inc., Term Loan B	3.796%	10/25/23	BB	1,820,236

2,500	Greatbatch, Inc., Term Loan B	4.710%	10/27/22	B	2,513,299
21,805	Total Health Care Equipment & Supplies				21,728,041

	Health Care Providers & Services – 2.5%

2,928	Acadia Healthcare, Inc., Term Loan B1	3.971%	5/11/22	Ba2	2,953,504

2,000	Air Medical Group Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B	1,995,250

1,510	Community Health Systems, Inc., Term Loan G, (DD1)	3.980%	12/31/19	BB–	1,509,491

1,527	Community Health Systems, Inc., Term Loan H	4.230%	1/27/21	BB–	1,526,033

3,023	DJO Finance LLC, Term Loan B, First Lien	4.390%	6/08/20	B+	2,997,236

4,787	Envision Healthcare Corporation, Term Loan B, First Lien, (DD1)	4.300%	12/01/23	BB–	4,817,170

9,329	HCA, Inc., Tranche B8, Term Loan	3.476%	2/15/24	BBB–	9,386,728

5,237	HCA, Inc., Term Loan B9	3.226%	3/18/23	BBB–	5,256,801

8,749	HCA, Inc., Term Loan A5	2.726%	6/10/20	BBB–	8,754,654

1,578	Healogics, Inc., Term Loan, First Lien	5.320%	7/01/21	B2	1,255,462

1,500	Healogics, Inc., Term Loan, Second Lien	9.150%	7/01/22	CCC	1,072,500

3,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	2,977,500

3,310	Millennium Laboratories, Inc., Term Loan B, First Lien	7.726%	12/21/20	CCC+	2,013,608

2,206	MultiPlan, Inc., Term Loan B	4.296%	6/07/23	B+	2,209,593

3,752	IASIS Healthcare LLC, Term Loan B, (DD1)	5.296%	2/16/21	Ba3	3,775,759

464	Quorum Health Corp., Term Loan B	7.976%	4/29/22	B2	467,684

4,607	Select Medical Corporation, Tranche B, Term Loan	4.650%	3/06/24	Ba2	4,649,889

980	U.S. Renal Care, Inc., Term Loan, First Lien	5.546%	12/30/22	B	950,547

1,380	Vizient, Inc., New Term Loan B	4.726%	2/13/23	B+	1,393,369
61,867	Total Health Care Providers & Services				59,962,778

	Health Care Technology – 0.8%

3,215	Catalent Pharma Solutions, Inc., Term Loan B	3.976%	5/20/21	BB	3,243,075

12,968	Emdeon, Inc., Closing Date Term Loan	3.976%	3/01/24	Ba3	12,985,460

2,987	Press Ganey Holdings, Inc., Term Loan, First Lien	4.476%	10/23/23	B	2,999,638
19,170	Total Health Care Technology				19,228,173

	Hotels, Restaurants & Leisure – 4.2%

2,244	Aramark Corporation, Term Loan B	3.226%	3/28/24	BBB–	2,261,915

5,514	Boyd Gaming Corporation, Refinancing Term Loan B	3.688%	9/15/23	BB	5,534,386

58,329	Burger King Corporation, Term Loan B3, (DD1)	3.500%	2/16/24	Ba3	58,238,492

7,900	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	7,885,187

22	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Hotels, Restaurants & Leisure (continued)

$4,518	CityCenter Holdings LLC, Term Loan B	3.716%	4/18/24	BB–	$4,530,322

1,785	Intrawest Resorts Holdings, Inc., Term Loan B1	4.484%	6/29/24	B	1,789,446

943	Intrawest Resorts Holdings, Inc., Term Loan B2	4.484%	6/29/24	B	944,988

5,637	Life Time Fitness, Inc., Term Loan B	4.226%	6/10/22	BB–	5,651,224

13,161	Scientific Games Corporation, Initial Term Loan B3	5.110%	10/01/21	Ba3	13,306,596

1,497	Station Casino LLC, Term Loan B	3.710%	6/08/23	BB	1,497,233
101,528	Total Hotels, Restaurants & Leisure				101,639,789

	Household Products – 0.3%

1,995	Spectrum Brands, Inc., Refinanced Term Loan	3.170%	6/23/22	BB+	2,004,875

4,628	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.726%	11/16/20	Ba3	4,330,218
6,623	Total Household Products				6,335,093

	Independent Power & Renewable Electricity Producers – 0.6%

3,795	Calpine Corporation, Term Loan B1, First Lien	2.980%	11/30/17	BB	3,800,996

646	Calpine Corporation, Term Loan B7	4.050%	5/31/23	BB	646,524

7,980	Calpine Corporation Term Loan B8	2.980%	12/27/19	BB	7,985,985

919	Dynegy, Inc., Tranche Term Loan C1	4.476%	2/07/24	BB	918,073
13,340	Total Independent Power & Renewable Electricity Producers				13,351,578

	Industrial Conglomerates – 0.2%

4,752	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.491%	6/16/24	B	4,753,173

	Insurance – 0.9%

4,320	Acrisure LLC, Term Loan, First Lien	6.300%	11/22/23	B	4,369,968

3,215	Alliant Holdings I LLC, Term Loan B	4.417%	8/14/22	B	3,216,003

10,482	Hub International Holdings, Inc., Initial Term Loan	4.422%	10/02/20	B+	10,523,358

4,500	USI Holdings Corporation, Term Loan B	4.180%	4/05/24	B	4,477,500
22,517	Total Insurance				22,586,829

	Internet & Direct Marketing Retail – 0.2%

5,433	Travelport LLC, Term C Loan	4.432%	9/02/21	B+	5,450,933

	Internet Software & Services – 1.1%

9,633	Ancestry.com Inc., Term Loan, First Lien	4.340%	10/19/23	B1	9,695,181

4,941	Rackspace Hosting, Inc., Term Loan B	4.172%	11/03/23	BB+	4,951,011

3,670	Sabre, Inc., New Term Loan B	3.976%	2/22/24	Ba2	3,698,040

2,997	SkillSoft Corporation, Term Loan, Second Lien	9.476%	4/28/22	CCC	2,494,266

3,976	Thomson Reuters IP & S, New Term Loan	4.726%	10/03/23	BB–	4,005,053

2,500	TierPoint LLC, Term Loan, First Lien	4.976%	5/05/24	B+	2,506,250

500	TierPoint LLC, Term Loan, Second Lien	8.476%	5/05/25	CCC+	505,938
28,217	Total Internet Software & Services				27,855,739

	IT Services – 1.5%

2,303	Engility Corporation, Repriced Term Loan B2	4.976%	8/14/23	BB–	2,331,462

NUVEEN	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	IT Services (continued)

$6,077	Gartner, Inc., Term Loan A	3.226%	3/21/22	BB+	$6,111,106

6,484	Gartner, Inc., Term Loan B	3.226%	4/05/24	BB+	6,512,116

1,500	Neustar, Inc., Term Loan B1, (WI/DD)	TBD	TBD	BB	1,515,465

3,275	Neustar, Inc., Term Loan 2, (WI/DD)	TBD	TBD	BB	3,304,688

2,250	Neustar, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B–	2,283,750

2,900	Optiv Security, Inc., Term Loan, First Lien	4.438%	2/01/24	B2	2,852,562

9,000	Tempo Acquisition LLC, Term Loan B	4.060%	5/01/24	B1	9,031,635

748	WEX, Inc., Term Loan B, (DD1)	4.726%	6/30/23	BB–	753,101

1,588	WEX, Inc., Term Loan B	4.482%	7/01/23	BB–	1,598,842
36,125	Total IT Services				36,294,727

	Leisure Products – 0.8%

3,446	24 Hour Fitness Worldwide, Inc., Term Loan B	5.046%	5/28/21	Ba3	3,431,331

3,895	Academy, Ltd., Term Loan B	5.200%	7/01/22	B2	3,037,818

2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.226%	9/06/24	CCC+	2,298,521

3,225	Equinox Holdings, Inc., Term Loan, First Lien	4.476%	3/08/24	B+	3,243,870

3,940	Four Seasons Holdings, Inc., Term Loan B	3.726%	11/30/23	N/R	3,972,347

3,416	Planet Fitness Holdings LLC, Term Loan B	4.250%	3/31/21	BB–	3,448,239
20,172	Total Leisure Products				19,432,126

	Life Sciences Tools & Services – 0.5%

10,281	Inventiv Health, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	10,309,848

2,454	Patheon, Inc., New Term Loan, First Lien	4.504%	4/22/24	B	2,461,687
12,735	Total Life Sciences Tools & Services				12,771,535

	Machinery – 1.6%

5,918	Columbus McKinnon Corporation, Term Loan, First Lien	4.296%	1/20/24	Ba3	5,957,129

2,992	NN, Inc., 5 Year Term Loan	5.476%	10/19/22	B+	2,991,118

12,467	Gates Global LLC, Initial Dollar Term Loan B1, (DD1)	4.546%	4/01/24	B+	12,481,422

10,313	Rexnord LLC, Term Loan B, First Lien	3.970%	8/21/23	BB–	10,328,066

5,541	SIG Combibloc, Term Loan B, First Lien	4.226%	3/11/22	B+	5,587,190

2,356	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.796%	11/27/20	B3	2,212,042
39,587	Total Machinery				39,556,967

	Marine – 0.1%

1,665	American Commercial Lines LLC, Term Loan B, First Lien	9.976%	11/12/20	B–	1,451,589

	Media – 6.3%

980	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.546%	7/23/21	B1	943,109

1,108	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.796%	7/25/22	CCC+	1,066,664

2,993	Affinion Group Holdings, Inc., Term Loan, First Lien	8.935%	5/10/22	B2	3,035,143

2,555	CBS Radio, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	2,570,185

4,048	CBS Radio, Inc., Term Loan B, First Lien, (DD1)	4.716%	10/17/23	BB–	4,063,149

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Media (continued)

$4,000	Cable One, Inc., Term Loan B	3.430%	4/12/24	BBB–	$4,020,000

3,388	Catalina Marketing Corporation, Term Loan, First Lien	4.726%	4/09/21	B1	2,843,383

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.976%	4/11/22	Caa1	648,750

13,353	Cequel Communications LLC, Term Loan B	3.466%	7/28/25	BB–	13,258,402

499	Charter Communications Operating Holdings LLC, Term Loan E	3.230%	7/01/20	BBB–	500,729

8,337	Charter Communications Operating Holdings LLC, Term Loan I, First Lien, (DD1)	3.476%	1/15/24	BBB–	8,375,490

4,350	Clear Channel Communications, Inc., Term Loan E	8.726%	7/30/19	Caa1	3,567,000

32,349	Clear Channel Communications, Inc., Tranche D, Term Loan	7.976%	1/30/19	Caa1	26,546,537

2,500	CSC Holdings LLC, Refinancing Term Loan	3.459%	7/17/25	Ba1	2,485,937

10,418	Cumulus Media, Inc., Term Loan B	4.480%	12/23/20	Caa1	8,459,040

5,047	Emerald Expositions Holdings, Inc., Term Loan B	4.296%	5/17/24	BB	5,093,601

4,113	Entercom Communications, Inc., Term Loan B, (DD1)	4.700%	11/01/23	BB–	4,138,203

6,334	Getty Images, Inc., Term Loan B, First Lien	4.796%	10/18/19	B3	5,855,181

1,389	Gray Television, Inc., Term Loan B2	3.551%	2/07/24	BB	1,397,837

5,007	IMG Worldwide, Inc., Term Loan, First Lien	4.480%	5/06/21	B+	5,034,031

4,223	Lions Gate Entertainment Corporation, Term Loan B	4.226%	12/08/23	Ba2	4,254,326

12,518	McGraw-Hill Education Holdings LLC, Term Loan B, (DD1)	5.226%	5/02/22	Ba3	12,338,624

2,244	Mediacom Broadband LLC, Term Loan K	3.440%	2/19/24	BB+	2,255,597

1,297	Nexstar Broadcasting Group, Term Loan, (DD1)	3.732%	1/17/24	B+	1,297,505

10,615	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.738%	1/17/24	Ba3	10,616,757

5,264	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.796%	8/14/20	B	5,278,575

8,000	Virgin Media Investment Holdings, Limited Term Loan I	3.909%	1/31/25	BB–	8,012,000

4,742	WMG Acquisition Corporation, Term Loan, First Lien	3.716%	11/01/23	Ba3	4,748,910
162,671	Total Media				152,704,665

	Metals & Mining – 0.4%

1,500	CanAm Construction, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	1,470,000

4,001	Fairmount Minerals, Ltd., Term Loan B2, First Lien	4.796%	9/05/19	B–	3,788,327

2,953	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.796%	9/05/19	Caa1	2,786,451

2,849	Signode Industrial Group US, Inc., Initial Term Loan B	4.010%	5/01/21	B1	2,856,149
11,303	Total Metals & Mining				10,900,927

	Multiline Retail – 0.9%

3,150	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	6.046%	6/08/18	B+	3,175,610

2,577	Bass Pro Group LLC, Term Loan B, First Lien	4.367%	6/05/20	B+	2,574,602

2,550	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	2,178,022

11,200	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	11,368,056

2,632	Hudson’s Bay Company, Term Loan B, First Lien	4.546%	9/30/22	BB	2,496,915
22,109	Total Multiline Retail				21,793,205

NUVEEN	25

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 2.6%

$8,000	California Resources Corporation, Term Loan, (DD1)	11.534%	12/31/21	B	$8,480,000

14,750	Chesapeake Energy Corporation, Term Loan	8.686%	8/23/21	B+	15,668,187

722	Crestwood Holdings LLC, Term Loan B	9.209%	6/19/19	B–	707,218

243	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	90,951

3,514	Fieldwood Energy LLC, Term Loan, First Lien	4.171%	10/01/18	B2	3,383,980

8,920	Fieldwood Energy LLC, Term Loan, First Lien	8.296%	8/31/20	B2	8,417,931

1,324	Fieldwood Energy LLC, Term Loan, Second Lien	8.421%	9/30/20	CCC–	744,884

4,956	Fieldwood Energy LLC, Term Loan, Second Lien	8.421%	9/30/20	B–	3,965,137

7,952	Harvey Gulf International Marine, Inc., Term Loan B, (DD1)	5.750%	6/18/20	CCC–	3,594,277

16,662	Peabody Energy Corporation, Term Loan B, (DD1)	5.726%	3/31/22	Ba3	16,655,823

3,013	Seadrill Partners LLC, Initial Term Loan	4.296%	2/21/21	CCC+	1,934,427

60	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	53,441
70,116	Total Oil, Gas & Consumable Fuels				63,696,256

	Personal Products – 0.2%

3,896	Coty, Inc., Term Loan A	2.826%	10/27/20	BBB–	3,883,929

	Pharmaceuticals – 2.3%

12,968	Grifols, Inc., Term Loan B	3.436%	1/31/25	BB	12,996,807

30,218	Pharmaceutical Product Development, Inc., Term Loan, First Lien, (DD1)	4.010%	8/18/22	Ba3	30,266,556

10,469	Prestige Brands, Inc., Term Loan B4, (DD1)	3.976%	1/20/24	BB–	10,529,923

1,585	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.830%	4/01/22	BB–	1,608,626
55,240	Total Pharmaceuticals				55,401,912

	Professional Services – 0.7%

3,451	Ceridian Corporation, Term Loan B2	4.726%	9/15/20	Ba3	3,431,904

11,252	Nielsen Finance LLC, Term Loan B4	3.096%	10/04/23	BBB–	11,281,028

2,740	On Assignment, Inc., Tranche B2, Term Loan	3.476%	6/03/22	BB	2,763,847
17,443	Total Professional Services				17,476,779

	Real Estate Management & Development – 0.8%

9,500	Capital Automotive LP, Term Loan, First Lien	4.220%	3/25/24	B1	9,584,313

10,604	Capital Automotive LP, Term Loan, Second Lien	7.220%	3/24/25	B3	10,802,432
20,104	Total Real Estate Management & Development				20,386,745

	Road & Rail – 0.1%

2,226	Quality Distribution, Term Loan, First Lien	6.046%	8/18/22	B2	2,172,743

	Semiconductors & Semiconductor Equipment – 1.6%

2,587	Cavium, Inc., Term Loan B	3.466%	8/16/22	BB	2,586,969

1,441	Cypress Semiconductor Corp, Term Loan B	4.840%	7/05/21	BB	1,457,354

2,833	Lumileds, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	2,877,605

2,481	Micron Technology, Inc., New Term Loan B	3.800%	4/26/22	Baa2	2,504,127

3,980	Microsemi Corporation, Term Loan B	3.326%	1/17/23	BB	3,990,649

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Semiconductors & Semiconductor Equipment (continued)

$13,953	On Semiconductor Corp., New Term Loan B, (DD1)	3.476%	3/31/23	Ba1	$13,985,426

7,421	On Semiconductor Corp., Term Loan A	2.898%	1/02/18	N/R	7,429,941

4,573	Versum Materials, Inc., Term Loan B, First Lien	3.796%	9/29/23	BB+	4,620,151
39,269	Total Semiconductors & Semiconductor Equipment				39,452,222

	Software – 6.4%

2,425	Applied Systems, Inc., Initial Term Loan, First Lien	4.546%	1/25/21	B+	2,444,293

3,082	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	3,074,033

9,696	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.226%	9/10/22	B+	9,730,098

3,053	Compuware Corporation, Term Loan, Second Lien	9.550%	12/15/22	CCC+	3,083,736

9,062	Compuware Corporation, Term Loan B2, First Lien	5.550%	12/15/21	B	9,141,213

7,876	Ellucian, Term Loan B, First Lien, (DD1)	4.546%	9/30/22	B	7,866,649

24,547	Infor (US), Inc., Term Loan B	4.046%	2/01/22	B1	24,422,299

9,699	Informatica Corp., Term Loan B	4.796%	8/05/22	B	9,705,630

7,917	Kronos Incorporated, Term Loan, First Lien	4.680%	11/01/23	B	7,979,747

2,000	Kronos Incorporated, Term Loan B, Second Lien	9.420%	11/01/24	CCC	2,081,250

3,741	LANDesk Software Group, Inc., Term Loan, First Lien	5.480%	1/20/24	B2	3,727,917

2,580	Micro Focus International PLC, New Term Loan	3.964%	6/21/24	BB–	2,587,303

17,420	Micro Focus International PLC, Term Loan B	4.030%	4/21/24	BB–	17,472,697

7,432	Micro Focus International PLC, Term Loan B2	3.672%	11/19/21	BB–	7,436,563

3,753	Misys, New Term Loan, First Lien	4.736%	6/13/24	B	3,757,812

4,552	Misys, New Term Loan, Second Lien, (DD1)	8.459%	4/28/25	CCC+	4,648,063

3,087	RP Crown Parent LLC, Term Loan B, First Lien	4.726%	10/12/23	B1	3,111,535

3,783	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.476%	7/08/22	BB+	3,802,734

229	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.476%	7/08/22	BB+	230,653

4,000	Symantec Corp., Term Loan A1	2.625%	5/10/19	BB+	3,993,340

9,500	Symantec Corp., Term Loan A2	2.625%	8/01/19	BB+	9,485,180

12,273	Tibco Software, Inc., Term Loan B	5.730%	12/04/20	B1	12,356,331

994	Vertafore, Inc., Term Loan, First Lien	4.546%	6/30/23	B	994,676

2,298	Vertiv Co., New Term Loan B	5.226%	11/30/23	Ba3	2,311,204
154,999	Total Software				155,444,956

	Specialty Retail – 1.6%

25,789	Gardner Denver, Inc., Term Loan	4.546%	7/30/20	B+	25,858,316

2,100	Men’s Wearhouse, Inc., Term Loan, First Lien	5.000%	6/18/21	Ba3	1,984,395

481	Michaels Stores, Inc., Term Loan B1, First Lien	3.940%	1/30/23	BB+	480,402

11,042	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	10,004,155

473	Petsmart Inc., Term Loan B, First Lien	4.220%	3/11/22	Ba3	441,900
39,885	Total Specialty Retail				38,769,168

NUVEEN	27

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (3)	Value

	Technology Hardware, Storage & Peripherals – 4.3%

$3,299	Conduent, Inc., Term Loan B	5.226%	12/07/23	BB+	$3,345,361

2,163	Dell International LLC, Term Loan A1, First Lien	3.230%	12/31/18	BBB–	2,166,834

34,519	Dell International LLC, Term Loan A2, First Lien	3.480%	9/07/21	BBB–	34,605,795

6,000	Dell International LLC, Term Loan A3, First Lien	3.230%	12/31/18	BBB–	6,016,500

26,282	Dell International LLC, New Term Loan B	3.730%	9/07/23	BBB–	26,408,084

30,581	Western Digital, Inc., New Term Loan B	3.976%	4/29/23	BBB–	30,762,414
102,844	Total Technology Hardware, Storage & Peripherals				103,304,988

	Textiles, Apparel & Luxury Goods – 0.1%

88	Gymboree Corporation, DIP Term Loan, (7)	7.520%	12/12/17	N/R	88,406

1,942	Gymboree Corporation, Term Loan, (6)	5.000%	2/23/18	N/R	695,156

1,068	J Crew Group, Term Loan B, First Lien	4.250%	3/05/21	Caa1	644,167
3,098	Total Textiles, Apparel & Luxury Goods				1,427,729

	Trading Companies & Distributors – 0.9%

15,636	Avolon, Term Loan B2	3.962%	3/21/22	BBB–	15,755,850

5,136	HD Supply, Inc., Term Loan B	4.046%	8/13/21	BB	5,153,001

1,400	Utility One Source, Term Loan B	6.799%	4/18/23	B	1,426,250
22,172	Total Trading Companies & Distributors				22,335,101

	Transportation Infrastructure – 0.1%

1,995	V. Group, Term Loan B	4.226%	1/27/24	B1	1,990,840

	Wireless Telecommunication Services – 1.6%

182	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	181,925

18,204	Sprint Corporation, Term Loan, First Lien	3.750%	2/02/24	Ba2	18,229,042

10,217	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	9,595,031

4,146	Syniverse Technologies, Inc., Tranche B, Term Loan	4.296%	4/23/19	B	3,889,040

5,750	UPC Financing Partnership, Term Loan, First Lien	3.909%	4/15/25	BB	5,766,761
38,499	Total Wireless Telecommunication Services				37,661,799
$1,945,518	Total Variable Rate Senior Loan Interests (cost $1,929,504,638)				1,912,950,687
	Total Long-Term Investments (cost $2,356,540,763)				2,320,178,793

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.7%

	REPURCHASE AGREEMENTS – 7.7%

$186,941	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/17, repurchase price $186,943,024, collateralized by $181,305,000 U.S. Treasury Notes, 0.125%, due 1/15/23, value $190,682,095	0.120%	7/03/17		$186,941,155
	Total Short-Term Investments (cost $186,941,155)				186,941,155
	Total Investments (cost $2,551,057,735) – 103.4%				2,507,119,948
	Other Assets Less Liabilities – (3.4)%				(83,333,324)
	Net Assets – 100%				$2,423,786,624

28	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$7,581,947	$351,239	$—	$7,933,186
$25 Par (or similar) Retail Preferred	—	19	—	19
Corporate Bonds	—	406,870,718	—	406,870,718
Variable Rate Senior Loan Interests	—	1,912,950,687	—	1,912,950,687
Short-Term Investments:
Repurchase Agreements	—	186,941,155	—	186,941,155
Total	$7,581,947	$2,507,113,818	$—	$2,514,695,765

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $2,548,533,608.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$17,687,519
Depreciation	(59,101,179)
Net unrealized appreciation (depreciation) of investments	$(41,413,660)

NUVEEN	29

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investments, or portion of investment, represents an unfunded senior loan commitment outstanding.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

30	NUVEEN

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	June 30, 2017 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 94.1%

	COMMON STOCKS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

289	Cobalt International Energy, Inc., (2)				$714
	Total Common Stocks (cost $5,852)				714

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 90.0%

	Auto Components – 0.4%

$50	Adient Global Holdings Limited, 144A	4.875%	8/15/26	BB	$50,125

	Beverages – 0.5%

50	Cott Holdings Incorporated, 144A	5.500%	4/01/25	B–	51,000

	Building Products – 0.3%

30	Builders FirstSource, Inc., 144A	5.625%	9/01/24	B+	31,237

	Capital Markets – 0.5%

50	LPL Holdings Incorporated, 144A	5.750%	9/15/25	B+	52,000

	Chemicals – 4.0%

50	Hexion Inc.	10.000%	4/15/20	CCC+	49,625

50	Koppers Inc., 144A	6.000%	2/15/25	B+	53,125

50	NOVA Chemicals Corporation, 144A	5.250%	6/01/27	BBB–	49,750

65	TPC Group Inc., 144A	8.750%	12/15/20	B3	58,500

100	Tronox Finance LLC, 144A	6.375%	8/15/20	B–	100,250

35	Valvoline Finco Two LLC, 144A	5.500%	7/15/24	BB	37,012

50	Venator Finance Sarl / Venator Materials Corp., (WI/DD)	5.750%	7/15/25	BB–	50,500

50	Versum Materials, Inc., 144A	5.500%	9/30/24	BB	52,563
450	Total Chemicals				451,325

	Commercial Services & Supplies – 3.7%

200	Cenveo Corporation, 144A	6.000%	8/01/19	B–	169,000

50	Covanta Holding Corporation	5.875%	7/01/25	B1	48,500

100	Ritchie Bros. Auctioneers Incorporated, 144A	5.375%	1/15/25	BB–	104,250

100	Tervita Escrow Corporation, 144A	7.625%	12/01/21	B2	100,750
450	Total Commercial Services & Supplies				422,500

	Communications Equipment – 1.8%

235	Avaya Inc., 144A, (4)	7.000%	4/01/19	N/R	188,587

175	Avaya Inc., 144A, (4)	10.500%	3/01/21	N/R	17,062
410	Total Communications Equipment				205,649

NUVEEN	31

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Construction & Engineering – 1.1%

$125	Shea Homes LP, 144A	5.875%	4/01/23	BB–	$128,688

	Construction Materials – 1.9%

150	Norbord Inc., 144A	6.250%	4/15/23	Ba1	160,125

50	Summit Materials LLC/Summit Materials Finance Corporation, 144A	5.125%	6/01/25	BB–	51,250
200	Total Construction Materials				211,375

	Consumer Finance – 2.3%

75	First Data Corporation, 144A	7.000%	12/01/23	B	80,063

25	First Data Corporation, 144A	5.000%	1/15/24	BB+	25,711

100	FirstCash, Inc., 144A	5.375%	6/01/24	BB	104,375

50	Provident Funding Associates LP / PFG Finance Corp., 144A	6.375%	6/15/25	B+	51,250
250	Total Consumer Finance				261,399

	Containers & Packaging – 5.0%

90	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	BB	92,213

100	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	2/15/25	B	105,000

75	Cascades Inc., 144A	5.500%	7/15/22	BB–	76,500

100	Flex Acquisition Co, Inc., 144A	6.875%	1/15/25	CCC+	104,000

35	Graphic Packaging International, Inc.	4.125%	8/15/24	BB+	35,700

90	Reynolds Group, 144A	5.125%	7/15/23	B+	93,488

50	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	54,625
540	Total Containers & Packaging				561,526

	Diversified Consumer Services – 1.1%

150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B–	123,000

	Diversified Financial Services – 1.1%

50	Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 144A	5.250%	3/15/22	BB	51,375

75	MSCI Inc., 144A	4.750%	8/01/26	BB+	77,085
125	Total Diversified Financial Services				128,460

	Diversified Telecommunication Services – 4.2%

25	CyrusOne LP Finance, 144A	5.000%	3/15/24	BB	25,750

78	Intelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	70,395

25	IntelSat Jackson Holdings	7.250%	10/15/20	CCC+	23,625

15	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	12,412

58	IntelSat Limited	7.750%	6/01/21	CCC–	31,900

300	IntelSat Limited	8.125%	6/01/23	CCC–	159,000

150	Level 3 Financing Inc.	5.125%	5/01/23	BB	155,718
651	Total Diversified Telecommunication Services				478,800

	Electrical Equipment – 0.5%

50	Park Aerospace Holdings Limited, 144A	5.250%	8/15/22	BB	52,266

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Energy Equipment & Services – 1.2%

$50	Calfrac Holdings LP, 144A	7.500%	12/01/20	CCC–	$43,000

100	Nabors Industries Inc., 144A	5.500%	1/15/23	BBB–	94,750
150	Total Energy Equipment & Services				137,750

	Equity Real Estate Investment Trusts – 2.9%

150	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	156,093

75	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	81,922

50	iStar Inc.	5.000%	7/01/19	BB	50,500

70	Walter Investment Management Corporation	7.875%	12/15/21	Caa3	43,750
345	Total Equity Real Estate Investment Trusts				332,265

	Food & Staples Retailing – 1.9%

65	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	67,112

150	Rite Aid Corporation, 144A	6.125%	4/01/23	B	147,562
215	Total Food & Staples Retailing				214,674

	Food Products – 1.8%

100	B&G Foods Inc.	5.250%	4/01/25	B+	102,000

50	Pinnacle Foods Finance LLC	5.875%	1/15/24	BB–	53,375

50	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	53,250
200	Total Food Products				208,625

	Health Care Equipment & Supplies – 0.4%

50	AMN Healthcare, Inc., 144A	5.125%	10/01/24	Ba3	50,625

	Health Care Providers & Services – 3.5%

75	HCA Inc.	5.875%	2/15/26	BB	81,000

50	HCA Inc.	5.250%	6/15/26	BBB–	53,925

100	HealthSouth Corporation	5.750%	11/01/24	B+	102,550

100	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	100,500

50	Wellcare Health Plans Inc.	5.250%	4/01/25	BB	52,375
375	Total Health Care Providers & Services				390,350

	Hotels, Restaurants & Leisure – 6.1%

37	Boyd Gaming Corporation	6.375%	4/01/26	B+	40,006

20	Hilton Domestic Operating Company Inc., 144A	4.250%	9/01/24	BB+	20,275

100	Interval Acquisition Corporation	5.625%	4/15/23	BB–	103,500

65	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	67,763

75	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	5.625%	5/01/24	BB–	81,750

50	Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	50,937

250	Scientific Games International Inc.	10.000%	12/01/22	B–	274,063

50	Silversea Cruise Finance Limited, 144A	7.250%	2/01/25	BB–	53,313
647	Total Hotels, Restaurants & Leisure				691,607

NUVEEN	33

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Independent Power & Renewable Electricity Producers – 0.5%

$50	Pattern Energy Group Inc., 144A	5.875%	2/01/24	BB–	$52,625

	Internet Software & Services – 0.5%

50	j2 Cloud LLC/Global Inc., 144A	6.000%	7/15/25	BB	51,500

	IT Services – 0.9%

50	Cardtronics INC / Cardtronics USA, 144A	5.500%	5/01/25	BB+	51,500

50	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	52,313
100	Total IT Services				103,813

	Machinery – 0.5%

50	Terex Corporation, 144A	5.625%	2/01/25	BB	51,437

	Media – 9.4%

150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	156,094

75	Cable One Inc., 144A	5.750%	6/15/22	BB	78,844

150	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	160,500

150	Dish DBS Corporation	5.000%	3/15/23	Ba3	153,750

15	Dish DBS Corporation	7.750%	7/01/26	Ba3	17,775

35	Gray Television Inc., 144A	5.125%	10/15/24	B+	35,350

100	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	104,500

436	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	93,833

50	Lamar Media Corporation	5.750%	2/01/26	Ba1	53,875

50	LIN Television Corporation	5.875%	11/15/22	B+	52,375

35	Nexstar Escrow Corporation, 144A	5.625%	8/01/24	B+	35,437

60	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	62,025

50	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	52,041
1,356	Total Media				1,056,399

	Metals & Mining – 1.6%

70	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	BB–	76,300

100	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B	103,125
170	Total Metals & Mining				179,425

	Mortgage Real Estate Investment Trusts – 0.5%

50	Starwood Property Trust, 144A	5.000%	12/15/21	BB–	52,000

	Oil, Gas & Consumable Fuels – 12.6%

100	Alta Mesa Holdings Finance, 144A	7.875%	12/15/24	B–	100,750

125	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	79,062

35	Callon Petroleum Company	6.125%	10/01/24	B+	35,612

72	Cobalt International Energy, Inc., 144A	10.750%	12/01/21	N/R	68,040

85	Cobalt International Energy, Inc., 144A	7.750%	12/01/23	N/R	51,106

100	Denbury Resources Inc.	5.500%	5/01/22	CCC+	56,000

34	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$80	Diamondback Energy Inc., 144A	4.750%	11/01/24	BB–	$79,600

50	EP Energy LLC and Everest Acquisition Finance, Inc.	6.375%	6/15/23	Caa2	29,375

100	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	78,875

100	FTS International Inc., 144A	8.463%	6/15/20	B	100,250

117	Halcon Resources Corporation., 144A	12.000%	2/15/22	B+	132,210

35	Holly Energy Partners LP, 144A	6.000%	8/01/24	BB	36,400

50	MEG Energy Corporation, 144A	6.500%	1/15/25	BB+	45,500

50	Murphy Oil Corporation	6.875%	8/15/24	BBB–	52,250

90	Oasis Petroleum Inc.	6.875%	3/15/22	B+	87,300

125	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B+	131,250

35	PDC Energy, Inc., 144A	6.125%	9/15/24	B+	35,525

20	Rex Energy Corporation	8.000%	10/01/20	N/R	10,900

120	Sanchez Energy Corporation	6.125%	1/15/23	B–	96,000

15	SM Energy Company	6.750%	9/15/26	B+	14,320

100	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	99,375
1,604	Total Oil, Gas & Consumable Fuels				1,419,700

	Paper & Forest Products – 0.1%

15	Louisiana Pacific Corporation	4.875%	9/15/24	BB	15,319

	Personal Products – 0.5%

50	First Quality Finance Co Inc., 144A	5.000%	7/01/25	BB–	51,000

	Pharmaceuticals – 0.5%

50	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC–	8,500

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B–	53,438
100	Total Pharmaceuticals				61,938

	Professional Services – 0.2%

25	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	25,937

	Real Estate Management & Development – 0.5%

50	Howard Hughes Corporation, 144A	5.375%	3/15/25	Ba3	51,125

	Semiconductors & Semiconductor Equipment – 1.9%

64	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	71,040

140	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	148,225
204	Total Semiconductors & Semiconductor Equipment				219,265

	Software – 7.4%

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	517,660

150	Infor Us Inc.	6.500%	5/15/22	CCC+	155,250

150	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	159,782
800	Total Software				832,692

NUVEEN	35

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Technology Hardware, Storage & Peripherals – 1.1%

$50	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	$54,252

60	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	65,925
110	Total Technology Hardware, Storage & Peripherals				120,177

	Trading Companies & Distributors – 0.6%

25	BMC East LLC, 144A	5.500%	10/01/24	BB–	26,125

40	HD Supply Inc., 144A	5.750%	4/15/24	B+	42,500
65	Total Trading Companies & Distributors				68,625

	Transportation Infrastructure – 1.0%

125	CEVA Group PLC, 144A	7.000%	3/01/21	B–	116,250

	Wireless Telecommunication Services – 3.5%

150	Sprint Corporation	7.125%	6/15/24	B+	166,875

85	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	84,681

15	Syniverse Holdings Inc.	9.125%	1/15/19	CCC+	14,550

125	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	130,781
375	Total Wireless Telecommunication Services				396,887
$10,912	Total Corporate Bonds (cost $10,667,322)				10,161,360

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.1% (5)

	Aerospace & Defense – 2.9%

$83	Sequa Corporation, Term Loan B	10.172%	4/26/22	CCC	$85,243

242	Sequa Corporation, Term Loan, First Lien	6.672%	11/28/21	B	243,942
325	Total Aerospace & Defense				329,185

	Communications Equipment – 0.1%

6	Avaya, Inc., Term Loan B7, (4)	6.460%	5/29/20	N/R	4,470

1	Avaya, Inc., Term Loan B6	6.500%	3/31/18	N/R	1,275
7	Total Communications Equipment				5,745

	Software – 0.4%

6	Micro Focus International PLC, New Term Loan	4.030%	4/21/24	BB–	6,468

44	Micro Focus International PLC, Term Loan B	3.964%	6/21/24	BB–	43,682
50	Total Software				50,150

	Textiles, Apparel & Luxury Goods – 0.7%

127	Gymboree Corporation, Term Loan, (4)	5.000%	2/23/18	N/R	45,409

6	Gymboree Corporation, DIP Term Loan	7.597%	12/12/17	N/R	5,775

50	J Crew Group, Term Loan B, First Lien	4.246%	3/05/21	CCC	30,383
183	Total Textiles, Apparel & Luxury Goods				81,567
$565	Total Variable Rate Senior Loan Interests (cost $537,852)				466,647
	Total Long-Term Investments (cost $11,211,026)				10,628,721

36	NUVEEN

Shares	Description (1), (7)	Value

	SHORT-TERM INVESTMENTS – 5.0%

	INVESTMENT COMPANIES – 5.0%

561,590	BlackRock Liquidity Funds T-Fund Portfolio	$561,590
	Total Short-Term Investments (cost $561,590)	561,590
	Total Investments (cost $11,772,616) – 99.1%	11,190,311
	Other Assets Less Liabilities – 0.9%	97,864
	Net Assets – 100%	$11,288,175

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$714	$—	$—	$714
Corporate Bonds	—	10,161,360	—	10,161,360
Variable Rate Senior Loan Interests	—	466,647	—	466,647
Short-Term Investments:
Investment Companies	561,590	—	—	561,590
Total	$562,304	$10,628,007	$—	$11,190,311

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2017, the cost of investments was $11,845,016.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2017, were as follows:

Gross unrealized:
Appreciation	$434,523
Depreciation	(1,089,228)
Net unrealized appreciation (depreciation) of investments	$(654,705)

NUVEEN	37

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior Loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

38	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: August 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2017